Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term debt
From financial institutions	$ 313	$ 327
Current maturities of: Debentures	116	131
Long-term loans from financial institutions	15	56
Lease liability	68	63
Total current maturities of short-term debt	199	250
Total short-term debt	512	577
Long- term debt and debentures
Long term lease liability	270	299
Loans from financial institutions	721	679
Total long- term debt and debentures	991	978
Marketable debentures	1,329	1,517
Non-marketable Debentures	191	191
Total Marketable Debentures	1,520	1,708
Total Long Term Debt And Marketable Debentures	2,511	2,686
Less – current maturities of: Debentures	116	131
Long-term loans from financial institutions	15	56
Lease liability	68	63
Total current maturities of short-term debt	199	250
Long-term debt, debentures and others	$ 2,312	$ 2,436